RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
RETIREMENT BENEFITS
RETIREMENT BENEFITS

Pension and Postretirement Plans
The Company has several non-contributory defined benefit pension plans covering certain U.S. employees and has various defined benefit pension and termination indemnity plans covering employees outside the United States.
The U.S. qualified defined benefit plan was frozen effective January 1, 2008 for most employees. Accordingly, no additional compensation-based contributions were credited to the cash balance portion of the plan for existing plan participants after 2007. However, certain employees covered under the prior final pay plan formula continue to accrue benefits. The Company also offers postretirement health care and life insurance benefits to certain eligible U.S. retired employees, as well as to certain eligible employees outside the United States.
The Company also sponsors a number of non-contributory, nonqualified pension plans. These plans, which are unfunded, provide supplemental defined pension benefits to certain U.S. employees. With the exception of certain employees covered under the prior final pay plan formula, the benefits under these plans were frozen in prior years.
In the second quarter of 2013, the Company changed the method of accounting for its most significant pension and postretirement benefit plans (Significant Plans) such that plan obligations, plan assets and periodic plan expense are remeasured and disclosed quarterly, instead of annually. The Significant Plans captured approximately 80% of the Company’s global pension and postretirement plan obligations as of December 31, 2014. All other plans (All Other Plans) are remeasured annually with a December 31 measurement date.

Net (Benefit) Expense
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s U.S. qualified and nonqualified pension plans and postretirement plans, and pension and postretirement plans outside the United States, for Significant Plans and All Other Plans, for the years indicated.

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2014	2013	2012	2014	2013	2012	2014	2013	2012	2014	2013	2012
Qualified plans
Benefits earned during the year	$6	$8	$12	$178	$210	$199	$—	$—	$—	$15	$43	$29
Interest cost on benefit obligation	541	538	565	376	384	367	33	33	44	120	146	116
Expected return on plan assets	(878)	(863)	(897)	(384)	(396)	(399)	(1)	(2)	(4)	(121)	(133)	(108)
Amortization of unrecognized
Prior service (benefit) cost	(3)	(4)	(1)	1	4	4	—	(1)	(1)	(12)	—	—
Net actuarial loss	105	104	96	77	95	77	—	—	4	39	45	25
Curtailment loss (1)	—	21	—	14	4	10	—	—	—	—	—	—
Settlement (gain) loss (1)	—	—	—	53	13	35	—	—	—	—	(1)	—
Special termination benefits (1)	—	—	—	9	8	1	—	—	—	—	—	—
Net qualified plans (benefit) expense	$(229)	$(196)	$(225)	$324	$322	$294	$32	$30	$43	$41	$100	$62
Nonqualified plans expense	45	46	42	—	—	—	—	—	—	—	—	—
Cumulative effect of change in accounting policy(2)	—	(23)	—	—	—	—	—	—	—	—	3	—
Total adjusted net (benefit) expense	$(184)	$(173)	$(183)	$324	$322	$294	$32	$30	$43	$41	$103	$62

(1)	Losses due to curtailment, settlement and special termination benefits relate to repositioning actions.

(2)	Cumulative effect of adopting quarterly remeasurement for Significant Plans.

Contributions
The Company’s funding practice for U.S. and non-U.S. pension plans is generally to fund to minimum funding requirements in accordance with applicable local laws and regulations. The Company may increase its contributions above the minimum required contribution, if appropriate. In addition, management has the ability to change its funding practices. For the U.S. pension plans, there were no required minimum cash contributions for 2014 or 2013.
The following table summarizes the actual Company contributions for the years ended December 31, 2014 and 2013, as well as estimated expected Company contributions for 2015. Expected contributions are subject to change since contribution decisions are affected by various factors, such as market performance and regulatory requirements.

	Pension plans (1)						Postretirement plans (1)
	U.S. plans (2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2015	2014	2013	2015	2014	2013	2015	2014	2013	2015	2014	2013
Cash contributions paid by the Company	$—	$100	$—	$86	$130	$308	$—	$—	$—	$77	$6	$251
Benefits paid directly by the Company	60	58	51	47	100	49	63	56	52	6	6	5
Total Company contributions	$60	$158	$51	$133	$230	$357	$63	$56	$52	$83	$12	$256

(1)	Payments reported for 2015 are expected amounts.

(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.

The estimated net actuarial loss and prior service cost that will be amortized from Accumulated other comprehensive income (loss) into net expense in 2015 are approximately $245 million and $1 million, respectively, for defined benefit pension plans. For postretirement plans, the estimated 2015 net actuarial loss and prior service cost amortizations are approximately $45 million and $(12) million, respectively.

Funded Status and Accumulated Other Comprehensive Income
The following table summarizes the funded status and amounts recognized in the Consolidated Balance Sheet for the Company’s U.S. qualified and nonqualified pension plans and postretirement plans, and pension and postretirement plans outside the United States.

Net Amount Recognized

	Pension plans				Postretirement benefit plans
In millions of dollars	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
	2014	2013	2014	2013	2014	2013	2014	2013
Change in projected benefit obligation
Qualified plans
Projected benefit obligation at beginning of year	$12,137	$13,268	$7,194	$7,399	$780	$1,072	$1,411	$2,002
Cumulative effect of change in accounting policy(1)	—	(368)	—	385	—	—	—	81
Benefits earned during the year	6	8	178	210	—	—	15	43
Interest cost on benefit obligation	541	538	376	384	33	33	120	146
Plan amendments	—	—	2	(28)	—	—	(14)	(171)
Actuarial (gain) loss(2)	2,077	(671)	790	(733)	184	(253)	262	(617)
Benefits paid, net of participants’ contributions	(701)	(661)	(352)	(296)	(91)	(85)	(93)	(64)
Expected government subsidy	—	—	—	—	11	13	—	—
Divestitures	—	—	(18)	—	—	—	(1)	—
Settlements	—	—	(184)	(57)	—	—	—	(2)
Curtailment (gain) loss	—	23	(58)	(2)	—	—	(3)	(3)
Special/contractual termination benefits	—	—	9	8	—	—	—	—
Foreign exchange impact and other	—	—	(685)	(76)	—	—	(170)	(4)
Qualified plans	$14,060	$12,137	$7,252	$7,194	$917	$780	$1,527	$1,411
Nonqualified plans (3)	779	692	—	—	—	—	—	—
Projected benefit obligation at year end	$14,839	$12,829	$7,252	$7,194	$917	$780	$1,527	$1,411

(1)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(2)	2014 amounts for the U.S. plans include impact of the adoption of updated mortality tables (see “Mortality Tables” below).

(3)	These plans are unfunded.

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2014	2013	2014	2013	2014	2013	2014	2013
Change in plan assets
Qualified plans
Plan assets at fair value at beginning of year	$12,731	$12,656	$6,918	$7,154	$32	$50	$1,472	$1,497
Cumulative effect of change in accounting policy(1)	—	(53)	—	126	—	3	—	21
Actual return on plan assets	941	789	1,108	(256)	2	(1)	166	(223)
Company contributions	100	—	230	357	56	52	12	256
Plan participants’ contributions	—	—	5	6	51	50	—	—
Divestitures	—	—	(11)	—	—	—	—	—
Settlements	—	—	(184)	(61)	—	—	—	—
Benefits paid	(701)	(661)	(357)	(302)	(131)	(122)	(93)	(64)
Foreign exchange impact and other	—	—	(652)	(106)	—	—	(173)	(15)
Qualified plans	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472
Nonqualified plans (2)	—	—	—	—	—	—	—	—
Plan assets at fair value year end	$13,071	$12,731	$7,057	$6,918	$10	$32	$1,384	$1,472

Funded status of the plans
Qualified plans(3)	$(989)	$593	$(195)	$(276)	$(907)	$(748)	$(143)	$61
Nonqualified plans (2)	(779)	(692)	—	—	—	—	—	—
Funded status of the plans at year end	$(1,768)	$(99)	$(195)	$(276)	$(907)	$(748)	$(143)	$61

Net amount recognized
Qualified plans
Benefit asset	$—	$593	$921	$709	$—	$—	$196	$407
Benefit liability	(989)	—	(1,116)	(985)	(907)	(748)	(339)	(346)
Qualified plans	$(989)	$593	$(195)	$(276)	$(907)	$(748)	$(143)	$61
Nonqualified plans (2)	(779)	(692)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$(1,768)	$(99)	$(195)	$(276)	$(907)	$(748)	$(143)	$61

Amounts recognized in Accumulated other comprehensive income (loss)
Qualified plans
Net transition asset (obligation)	$—	$—	$(1)	$(1)	$—	$—	$—	$(1)
Prior service benefit (cost)	3	7	13	(2)	—	1	157	173
Net actuarial gain (loss)	(5,819)	(3,911)	(1,690)	(2,007)	(56)	129	(658)	(555)
Qualified plans	$(5,816)	$(3,904)	$(1,678)	$(2,010)	$(56)	$130	$(501)	$(383)
Nonqualified plans (2)	(325)	(226)	—	—	—	—	—	—
Net amount recognized in equity - pretax	$(6,141)	$(4,130)	$(1,678)	$(2,010)	$(56)	$130	$(501)	$(383)

Accumulated benefit obligation
Qualified plans	$14,050	$12,122	$6,699	$6,652	$917	$780	$1,527	$1,411
Nonqualified plans (2)	771	668	—	—	—	—	—	—
Accumulated benefit obligation at year end	$14,821	$12,790	$6,699	$6,652	$917	$780	$1,527	$1,411

(1)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(2)	These plans are unfunded.

(3)
The U.S. qualified pension plan is fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2015 and no minimum required funding is expected for 2015.

The following table shows the change in Accumulated other comprehensive income (loss) related to Citi’s pension and postretirement benefit plans (for Significant Plans and All Other Plans) for the years indicated.

In millions of dollars	2014	2013	2012

Beginning of period balance, net of tax (1) (2)	$(3,989)	$(5,270)	$(4,282)
Cumulative effect of change in accounting policy(3)	—	(22)	—
Actuarial assumptions changes and plan experience (4)	(3,404)	2,380	(2,400)
Net asset gain (loss) due to difference between actual and expected returns	833	(1,084)	963
Net amortizations	202	271	214
Prior service credit	13	360	—
Curtailment/ settlement loss (5)	67	—	—
Foreign exchange impact and other	459	74	(155)
Change in deferred taxes, net	660	(698)	390
Change, net of tax	$(1,170)	$1,281	$(988)
End of period balance, net of tax (1) (2)	$(5,159)	$(3,989)	$(5,270)

(1)	See Note 20 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.

(2)	Includes net-of-tax amounts for certain profit sharing plans outside the U.S.

(3)	Represents the cumulative effect of adopting quarterly remeasurement for Significant Plans.

(4)	Includes $111 million, $(58) million and $62 million of actuarial losses (gains) related to the U.S. nonqualified pension plans for 2014, 2013 and 2012, respectively.

(5)	Curtailment and settlement losses relate to repositioning actions.

At December 31, 2014 and 2013, for both qualified and nonqualified pension plans and for both funded and unfunded plans, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for pension plans with a projected benefit obligation in excess of plan assets and for pension plans with an accumulated benefit obligation in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value plan assets
	U.S. plans (1)		Non-U.S. plans(2)		U.S. plans (1)		Non-U.S. plans(2)
In millions of dollars	2014	2013	2014	2013	2014	2013	2014	2013
Projected benefit obligation	$14,839	$692	$2,756	$2,765	$14,839	$692	$2,570	$2,408
Accumulated benefit obligation	14,821	668	2,353	2,375	14,821	668	2,233	2,090
Fair value of plan assets	13,071	—	1,640	1,780	13,071	—	1,495	1,468

(1)
At December 31, 2014, for both the U.S. qualified and nonqualified plans, the aggregate PBO and the aggregate ABO exceeded plan assets. At December 31, 2013, assets for the U.S. qualified plan exceeded both the PBO and ABO. The U.S. nonqualified plans are not funded and thus the PBO and ABO exceeded plan assets as of this date.

(2)
At December 31, 2014, the aggregate PBO and the aggregate ABO exceeded the aggregate plan assets for non-U.S. plans. Assets for certain non-U.S. plans exceed both the PBO and ABO and, as such, only the aggregate PBO, ABO, and asset values for underfunded non-U.S. plans are presented in the table above.

At December 31, 2014, combined accumulated benefit obligations for the U.S. and non-U.S. pension plans, excluding U.S. nonqualified plans, were more than plan assets by $0.6 billion. At December 31, 2013, combined accumulated benefit obligations for the U.S. and non-U.S. pension plans, excluding U.S. nonqualified plans, were less than plan assets by $0.9 billion.

Plan Assumptions
The Company utilizes a number of assumptions to determine plan obligations and expense. Changes in one or a combination of these assumptions will have an impact on the Company’s pension and postretirement PBO, funded status and benefit expense. Changes in the plans’ funded status resulting from changes in the PBO and fair value of plan assets will have a corresponding impact on Accumulated other comprehensive income (loss).
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2014	2013
Discount rate
U.S. plans (1)
Qualified pension	4.00%	4.75%
Nonqualified pension	3.90	4.75
Postretirement	3.80	4.35
Non-U.S. pension plans (2)
Range	1.00 to 32.50	1.60 to 29.25
Weighted average	4.74	5.60
Non-U.S. postretirement plans (2)
Range	2.25 to 12.00	3.50 to 11.90
Weighted average	7.50	8.65
Future compensation increase rate
U.S. plans (3)	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 30.00	1.00 to 26.00
Weighted average	3.27	3.40
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.30 to 11.50	1.20 to 11.50
Weighted average	5.08	5.68
Non-U.S. postretirement plans
Range	8.50 to 10.40	8.50 to 8.90
Weighted average	8.51	8.50

(1)	Effective April 1, 2013, Citigroup changed to a quarterly remeasurement approach for its Significant Plans, including the U.S. qualified pension and postretirement plans.
For the U.S. qualified pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligation and used for the 2014 first quarter expense.
For the U.S. nonqualified pension plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligations and were used to determine the expense for 2014.

(2)
Effective April 1, 2013, Citigroup changed to a quarterly remeasurement approach for its Significant non-U.S. pension and postretirement plans. For the Significant non-U.S. pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligation and will be used to determine the 2015 first quarter expense. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligation and the 2014 first quarter expense. For all other non-U.S. pension and postretirement plans, the 2014 rates shown above were utilized to calculate the December 31, 2014 benefit obligations and will be used to determine the expense for 2015. The 2013 rates shown above were utilized to calculate the December 31, 2013 benefit obligations and the expense for 2014.

(3)
Since the U.S. qualified pension plan has been frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%.

During the year	2014	2013
Discount rate
U.S. plans (1)
Qualified pension	4.75%/4.55%/ 4.25%/ 4.25%	3.90%/4.20%/ 4.75%/ 4.80%
Nonqualified pension	4.75	3.90
Postretirement	4.35/4.15/3.95/4.00	3.60/3.60/ 4.40/ 4.30
Non-U.S. pension plans
Range	1.60 to 29.25	1.50 to 28.00
Weighted average (2)	5.60	5.24
Non-U.S. postretirement plans
Range	3.50 to 11.90	3.50 to 10.00
Weighted average (2)	8.65	7.46
Future compensation increase rate
U.S. plans (3)	N/A	N/A
Non-U.S. pension plans
Range	1.00 to 26.00	1.20 to 26.00
Weighted average (2)	3.40	3.93
Expected return on assets
U.S. plans	7.00	7.00
Non-U.S. pension plans
Range	1.20 to 11.50	0.90 to 11.50
Weighted average (2)	5.68	5.76
Non-U.S. postretirement plans
Range	8.50 to 8.90	8.50 to 9.60
Weighted average (2)	8.50	8.50

(1)
For the U.S. qualified pension and postretirement plans, the 2014 and 2013 rates shown above were utilized to calculate the expense in each of the respective four quarters in 2014 and 2013, respectively. For the U.S. nonqualified pension plans, the 2014 and 2013 rates shown above were utilized to calculate expense for 2014 and 2013, respectively.

(2)
For the Significant non-U.S. plans, the 2014 and 2013 weighted averages shown above reflect the rates utilized to calculate expense in the first quarters of 2014 and 2013, respectively. For all other non-U.S. plans, the weighted averages shown above reflect the rates utilized to calculate expense for 2014 and 2013, respectively.

(3)
Since the U.S. qualified pension plan has been frozen, a compensation increase rate applies only to certain small groups of grandfathered employees accruing benefits under a final pay plan formula. Only the future compensation increases for these grandfathered employees will affect future pension expense and obligations. Compensation increase rates for these small groups of participants range from 3.00% to 4.00%.

Discount Rate
The discount rates for the U.S. pension and postretirement plans were selected by reference to a Citigroup-specific analysis using each plan’s specific cash flows and compared with high-quality corporate bond indices for reasonableness. Citigroup’s policy is to round to the nearest five hundredths of a percent. The discount rates for the non-U.S. pension and postretirement plans are selected by reference to high-quality corporate bond rates in countries that have developed corporate bond markets. However, where developed corporate bond markets do not exist, the discount rates are selected by reference to local government bond rates with a premium added to reflect the additional risk for corporate bonds in certain countries.

Expected Rate of Return
The Company determines its assumptions for the expected rate of return on plan assets for its U.S. pension and postretirement plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted average range of nominal rates is then determined based on target allocations to each asset class. Market performance over a number of earlier years is evaluated covering a wide range of economic conditions to determine whether there are sound reasons for projecting any past trends.
The Company considers the expected rate of return to be a long-term assessment of return expectations and does not anticipate changing this assumption unless there are significant changes in investment strategy or economic conditions. This contrasts with the selection of the discount rate and certain other assumptions, which are reconsidered annually (or quarterly for the Significant Plans) in accordance with GAAP.
The expected rate of return for the U.S. pension and postretirement plans was 7.00% at December 31, 2014, 2013 and 2012. The expected return on assets reflects the expected annual appreciation of the plan assets and reduces the Company’s annual pension expense. The expected return on assets is deducted from the sum of service cost, interest cost and other components of pension expense to arrive at the net pension (benefit) expense. Net pension (benefit) expense for the U.S. pension plans for 2014, 2013 and 2012 reflects deductions of $878 million, $863 million and $897 million of expected returns, respectively.
The following table shows the expected rates of return used in determining the Company’s pension expense compared to the actual rate of return on plan assets during 2014, 2013 and 2012 for the U.S. pension and postretirement plans:

	2014	2013	2012
Expected rate of return (1)	7.00%	7.00%	7.50%
Actual rate of return (2)	7.80%	6.00%	11.00%

(1)	Effective December 31, 2012, the expected rate of return was changed from 7.50% to 7.00%.

(2)	Actual rates of return are presented net of fees.

For the non-U.S. plans, pension expense for 2014 was reduced by the expected return of $384 million, compared with the actual return of $1,108 million. Pension expense for 2013 and 2012 was reduced by expected returns of $396 million and $399 million, respectively. Actual returns were lower in 2013, but higher in 2014 and 2012 than the expected returns in those years.

Mortality Tables
At December 31, 2014, the Company adopted the Retirement Plan 2014 (RP-2014) and Mortality Projection 2014(MP-2014) mortality tables for U.S. plans.

	2014	2013
Mortality
U.S. plans (1) (2)
Pension	RP-2014/MP-2014	IRS RP-2000(2014)
Postretirement	RP-2014/MP-2014	IRS RP-2000(2014)

(1)
The RP-2014 table is the white-collar RP-2014 table, with a 4% increase in rates to reflect the Citigroup-specific mortality experience. The MP-2014 projection scale includes a phase-out of the assumed rates of improvements from 2015 to 2027.

(2)
The IRS mortality table (static version) includes a 7-year projection (from the measurement date) after retirement and 15-year projection (from the measurement date) prior to retirement using Projection Scale AA.

Adjustments were made to the RP-2014 tables and to the long-term rate of mortality improvement to reflect Citigroup specific experience. As a result, the U.S. qualified and nonqualified pension and postretirement plans’ PBO at December 31, 2014 increased by $1,209 million and its funded status and AOCI decreased by $1,209 million ($737 million, net of tax). In addition, the 2015 qualified and nonqualified pension and postretirement benefit expense is expected to increase by approximately $73 million.

Sensitivities of Certain Key Assumptions
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2014	2013	2012
U.S. plans	$28	$16	$18
Non-U.S. plans	(39)	(52)	(48)

	One-percentage-point decrease
In millions of dollars	2014	2013	2012
U.S. plans	$(45)	$(57)	$(36)
Non-U.S. plans	56	79	64

Since the U.S. qualified pension plan was frozen, the majority of the prospective service cost has been eliminated and the gain/loss amortization period was changed to the life expectancy for inactive participants. As a result, pension expense for the U.S. qualified pension plan is driven more by interest costs than service costs, and an increase in the discount rate would increase pension expense, while a decrease in the discount rate would decrease pension expense.
The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2014	2013	2012
U.S. plans	$(129)	$(123)	$(120)
Non-U.S. plans	(67)	(68)	(64)

	One-percentage-point decrease
In millions of dollars	2014	2013	2012
U.S. plans	$129	$123	$120
Non-U.S. plans	67	68	64

Health Care Cost-Trend Rate
Assumed health care cost-trend rates were as follows:

	2014	2013
Health care cost increase rate for U.S. plans
Following year	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached(1)	2020	2020

(1)	Weighted average for plans with different following year and ultimate rates.

	2014	2013
Health care cost increase rate for Non-U.S. plans (weighted average)
Following year	6.94%	6.95%
Ultimate rate to which cost increase is assumed to decline	6.93	6.94
Year in which the ultimate rate is reached	2027	2029

 A one-percentage-point change in assumed health care cost-trend rates would have the following effects:

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2014	2013	2014	2013
Effect on benefits earned and interest cost for U.S. postretirement plans	$2	$1	$(1)	$(1)
Effect on accumulated postretirement benefit obligation for U.S. postretirement plans	40	24	(34)	(19)

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2014	2013	2014	2013
Effect on benefits earned and interest cost for non-U.S. postretirement plans	$17	$37	$(14)	$(29)
Effect on accumulated postretirement benefit obligation for non-U.S. postretirement plans	197	181	(161)	(137)

Plan Assets
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans at December 31, 2014 and 2013 and the target allocations for 2015 by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities (2)	0 - 30%	20%	19%	20%	19%
Debt securities	25 - 73	44	42	44	42
Real estate	0 - 7	4	5	4	5
Private equity	0 - 10	8	11	8	11
Other investments	0 - 22	24	23	24	23
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2014 and 2013.
Third-party investment managers and advisors provide their services to Citigroup’s U.S. pension and postretirement plans. Assets are rebalanced as Citi’s Pension Plan Investment Committee deems appropriate. Citigroup’s investment strategy, with respect to its assets, is to maintain a globally diversified investment portfolio across several asset classes that, when combined with Citigroup’s contributions to the plans, will maintain the plans’ ability to meet all required benefit obligations.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges at the end of 2014 and 2013, and the weighted-average target allocations for 2015 by asset category based on asset fair values are as follows:

	Non-U.S. pension plans
	Weighted-average target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities	17%	0 - 67%	0 - 69%	17%	20%
Debt securities	78	0 - 100	0 - 99	77	72
Real estate	1	0 - 21	0 - 19	—	1
Other investments	4	0 - 100	0 - 100	6	7
Total	100%			100%	100%

	Non-U.S. postretirement plans
	Weighted-average target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category (1)	2015	2014	2013	2014	2013
Equity securities	41%	0 - 42%	0 - 41%	42%	41%
Debt securities	56	54 - 100	51 - 100	54	51
Other investments	3	0 - 4	0 - 8	4	8
Total	100%			100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.
Fair Value Disclosure
For information on fair value measurements, including descriptions of Level 1, 2 and 3 of the fair value hierarchy and the valuation methodology utilized by the Company, see Note 1 and Note 25 to the Consolidated Financial Statements.
Certain investments may transfer between the fair value hierarchy classifications during the year due to changes in valuation methodology and pricing sources. There were no significant transfers of investments between Level 1 and Level 2 during the years ended December 31, 2014 and 2013.
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans (1)
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$773	$—	$—	$773
Non-U.S. equity	601	—	—	601
Mutual funds	214	—	—	214
Commingled funds	—	939	—	939
Debt securities
U.S. Treasuries	1,178	—	—	1,178
U.S. agency	—	113	—	113
U.S. corporate bonds	—	1,533	—	1,533
Non-U.S. government debt	—	357	—	357
Non-U.S. corporate bonds	—	405	—	405
State and municipal debt	—	132	—	132
Hedge funds	—	2,462	731	3,193
Asset-backed securities	—	41	—	41
Mortgage-backed securities	—	76	—	76
Annuity contracts	—	—	59	59
Private equity	—	—	1,631	1,631
Derivatives	12	637	—	649
Other investments	—	101	260	361
Total investments at fair value	$2,778	$6,796	$2,681	$12,255
Cash and short-term investments	$111	$1,287	$—	$1,398
Other investment receivables	—	28	35	63
Total assets	$2,889	$8,111	$2,716	$13,716
Other investment liabilities	$(17)	$(618)	$—	$(635)
Total net assets	$2,872	$7,493	$2,716	$13,081

(1)
The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2014, the allocable interests of the U.S. pension and postretirement benefit plans were 99.9% and 0.1%, respectively.

	U.S. pension and postretirement benefit plans (1)
In millions of dollars	Fair value measurement at December 31, 2013
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$793	$—	$—	$793
Non-U.S. equity	442	—	—	442
Mutual funds	203	—	—	203
Commingled funds	—	977	—	977
Debt securities
U.S. Treasuries	1,112	—	—	1,112
U.S. agency	—	91	—	91
U.S. corporate bonds	—	1,387	—	1,387
Non-U.S. government debt	—	349	—	349
Non-U.S. corporate bonds	—	398	—	398
State and municipal debt	—	137	—	137
Hedge funds	—	2,132	1,126	3,258
Asset-backed securities	—	61	—	61
Mortgage-backed securities	—	64	—	64
Annuity contracts	—	—	91	91
Private equity	—	—	2,106	2,106
Derivatives	8	601	—	609
Other investments	—	29	150	179
Total investments at fair value	$2,558	$6,226	$3,473	$12,257
Cash and short-term investments	$107	$957	$—	$1,064
Other investment receivables	—	49	52	101
Total assets	$2,665	$7,232	$3,525	$13,422
Other investment liabilities	$(9)	$(650)	$—	$(659)
Total net assets	$2,656	$6,582	$3,525	$12,763

(1)
The investments of the U.S. pension and postretirement benefit plans are commingled in one trust. At December 31, 2013, the allocable interests of the U.S. pension and postretirement benefit plans were 99.7% and 0.3%, respectively.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2014
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$6	$15	$—	$21
Non-U.S. equity	86	271	45	402
Mutual funds	207	3,334	—	3,541
Commingled funds	10	25	—	35
Debt securities
U.S. corporate bonds	—	357	—	357
Non-U.S. government debt	3,293	246	1	3,540
Non-U.S. corporate bonds	103	811	5	919
Hedge funds	—	—	10	10
Mortgage-backed securities	—	1	—	1
Annuity contracts	—	1	32	33
Derivatives	11	—	—	11
Other investments	7	13	163	183
Total investments at fair value	$3,723	$5,074	$256	$9,053
Cash and short-term investments	$112	$2	$—	$114
Total assets	$3,835	$5,076	$256	$9,167
Other investment liabilities	$(3)	$(723)	$—	$(726)
Total net assets	$3,832	$4,353	$256	$8,441

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2013
Asset categories	Level 1	Level 2	Level 3	Total
Equity securities
U.S. equity	$6	$13	$—	$19
Non-U.S. equity	117	292	49	458
Mutual funds	257	3,593	—	3,850
Commingled funds	7	22	—	29
Debt securities
U.S. corporate bonds	—	392	—	392
Non-U.S. government debt	2,547	232	—	2,779
Non-U.S. corporate bonds	107	780	5	892
Hedge funds	—	—	11	11
Mortgage-backed securities	3	1	—	4
Annuity contracts	—	1	32	33
Derivatives	42	—	—	42
Other investments	7	12	202	221
Total investments at fair value	$3,093	$5,338	$299	$8,730
Cash and short-term investments	$92	$4	$—	$96
Total assets	$3,185	$5,342	$299	$8,826
Other investment liabilities	$—	$(436)	$—	$(436)
Total net assets	$3,185	$4,906	$299	$8,390

Level 3 Roll Forward
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2013	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Hedge funds	$1,126	$63	$(25)	$(264)	$(169)	$731
Annuity contracts	91	—	(1)	(31)	—	59
Private equity	2,106	241	(187)	(529)	—	1,631
Other investments	150	(1)	(5)	109	7	260
Total investments	$3,473	$303	$(218)	$(715)	$(162)	$2,681
Other investment receivables	52	—	—	(17)	—	35
Total assets	$3,525	$303	$(218)	$(732)	$(162)	$2,716

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2012	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2013
Hedge funds	$1,524	$45	$69	$19	$(531)	$1,126
Annuity contracts	130	—	(9)	(33)	3	91
Private equity	2,419	264	(10)	(564)	(3)	2,106
Other investments	142	—	7	8	(7)	150
Total investments	$4,215	$309	$57	$(570)	$(538)	$3,473
Other investment receivables	24	—	—	28	—	52
Total assets	$4,239	$309	$57	$(542)	$(538)	$3,525

In millions of dollars	Non-U.S. pension and postretirement benefit plans

Asset categories	Beginning Level 3 fair value at Dec. 31, 2013	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2014
Equity securities
Non-U.S. equity	$49	$(3)	$—	$(1)	$45
Debt securities
Non-U.S. government debt	—	—	—	1	1
Non-U.S. corporate bonds	5	—	1	(1)	5
Hedge funds	11	(1)	—	—	10
Annuity contracts	32	—	—	—	32
Other investments	202	(1)	(33)	(5)	163
Total investments	$299	$(5)	$(32)	$(6)	$256
Cash and short-term investments	—	—	—	—	—
Total assets	$299	$(5)	$(32)	$(6)	$256

In millions of dollars	Non-U.S. pension and postretirement benefit plans

Asset categories	Beginning Level 3 fair value at Dec. 31, 2012	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2013
Equity securities
Non-U.S. equity	$48	$5	$—	$(4)	$49
Debt securities
Non-U.S. government bonds	4	—	—	(4)	—
Non-U.S. corporate bonds	4	(1)	2	—	5
Hedge funds	16	1	(6)	—	11
Annuity contracts	6	3	(1)	24	32
Other investments	219	—	3	(20)	202
Total investments	$297	$8	$(2)	$(4)	$299
Cash and short-term investments	3	—	—	(3)	—
Total assets	$300	$8	$(2)	$(7)	$299

Investment Strategy
The Company’s global pension and postretirement funds’ investment strategies are to invest in a prudent manner for the exclusive purpose of providing benefits to participants. The investment strategies are targeted to produce a total return that, when combined with the Company’s contributions to the funds, will maintain the funds’ ability to meet all required benefit obligations. Risk is controlled through diversification of asset types and investments in domestic and international equities, fixed-income securities and cash and short-term investments. The target asset allocation in most locations outside the U.S. is primarily in equity and debt securities. These allocations may vary by geographic region and country depending on the nature of applicable obligations and various other regional considerations. The wide variation in the actual range of plan asset allocations for the funded non-U.S. plans is a result of differing local statutory requirements and economic conditions. For example, in certain countries local law requires that all pension plan assets must be invested in fixed-income investments, government funds, or local-country securities.

Significant Concentrations of Risk in Plan Assets
The assets of the Company’s pension plans are diversified to limit the impact of any individual investment. The U.S. qualified pension plan is diversified across multiple asset classes, with publicly traded fixed income, hedge funds, publicly traded equity, and private equity representing the most significant asset allocations. Investments in these four asset classes are further diversified across funds, managers, strategies, vintages, sectors and geographies, depending on the specific characteristics of each asset class. The pension assets for the Company’s non U.S. Significant Plans are primarily invested in publicly traded fixed income and publicly traded equity securities.

Oversight and Risk Management Practices
The framework for the Company’s pensions oversight process includes monitoring of retirement plans by plan fiduciaries and/or management at the global, regional or country level, as appropriate. Independent risk management contributes to the risk oversight and monitoring for the Company’s U.S. qualified pension plan and non-U.S.Significant Pension Plans. Although the specific components of the oversight process are tailored to the requirements of each region, country and plan, the following elements are common to the Company’s monitoring and risk management process:

•	periodic asset/liability management studies and strategic asset allocation reviews;

•	periodic monitoring of funding levels and funding ratios;

•	periodic monitoring of compliance with asset allocation guidelines;

•	periodic monitoring of asset class and/or investment manager performance against benchmarks; and

•	periodic risk capital analysis and stress testing.
Estimated Future Benefit Payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2015	$835	$368	$73	$65
2016	860	339	72	70
2017	868	366	71	75
2018	882	383	70	81
2019	900	413	68	88
2020—2024	4,731	2,452	317	574

Prescription Drugs
In December 2003, the Medicare Prescription Drug Improvement and Modernization Act of 2003 (Act of 2003) was enacted. The Act of 2003 established a prescription drug benefit under Medicare known as “Medicare Part D,” and a federal subsidy to sponsors of U.S. retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to Medicare Part D. The benefits provided to certain participants are at least actuarially equivalent to Medicare Part D and, accordingly, the Company is entitled to a subsidy.
The subsidy reduced the accumulated postretirement benefit obligation (APBO) by approximately $5 million as of December 31, 2014 and $4 million as of December 31, 2013 and the postretirement expense by approximately $0.2 million and $3 million for 2014 and 2013, respectively. The reduction in the impact on expense was due to the Company’s adoption of the Employee Group Waiver Plan during 2013, as described below.
The following table shows the estimated future benefit payments without the effect of the subsidy and the amounts of the expected subsidy in future years:

	Expected U.S. postretirement benefit payments
In millions of dolalrs	Before Medicare Part D subsidy	Medicare Part D subsidy	After Medicare Part D subsidy
2015	$73	$—	$73
2016	72	—	72
2017	71	—	71
2018	70	—	70
2019	68	—	68
2020—2024	319	2	317

Certain provisions of the Patient Protection and Affordable Care Act of 2010 improved the Medicare Part D option known as the Employer Group Waiver Plan (EGWP) with respect to the Medicare Part D subsidy. The EGWP provides prescription drug benefits that are more cost effective for Medicare-eligible participants and large employers. Effective April 1, 2013, the Company began sponsoring and implementing an EGWP for eligible retirees. The Company subsidy received under EGWP during 2014 and 2013 was $11.0 million and $10.5 million, respectively.
The other provisions of the Act of 2010 are not expected to have a significant impact on Citigroup’s pension and postretirement plans.

Postemployment Plans
The Company sponsors U.S. postemployment plans that provide income continuation and health and welfare benefits to certain eligible U.S. employees on long-term disability.
As of December 31, 2014 and 2013, the plans’ funded status recognized in the Company’s Consolidated Balance Sheet was $(256) million and $(252) million, respectively. The amounts recognized in Accumulated other comprehensive income (loss) as of December 31, 2014 and 2013 were $24 million and $46 million, respectively. Effective January 1, 2014, the Company made changes to its postemployment plans that limit the period for which future disabled employees are eligible for continued company subsidized medical benefits.
The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. postemployment plans.

	Net expense
In millions of dollars	2014	2013	2012
Service related expense
Service cost	$—	$20	$22
Interest cost	5	10	13
Prior service cost (benefit)	(31)	(3)	7
Net actuarial loss	14	17	13
Total service related expense	$(12)	$44	$55
Non-service related expense (benefit)	$37	$(14)	$24
Total net expense	$25	$30	$79

The following table summarizes certain assumptions used in determining the postemployment benefit obligations and net benefit expenses for the Company’s U.S. postemployment plans.

	2014	2013
Discount rate	3.45%	4.05%
Health care cost increase rate
Following year	7.50%	8.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2020	2020

Early Retiree Reinsurance Program
The Company participates in the Early Retiree Reinsurance Program (ERRP), which provides federal government reimbursement to eligible employers to cover a portion of the health benefit costs associated with early retirees. Of the $8 million the Company received in reimbursements, approximately $3 million and $5 million were used to reduce the health benefit costs for certain eligible employees for the years ended December 31, 2013 and 2012, respectively.
Defined Contribution Plans
The Company sponsors defined contribution plans in the U.S. and in certain non-U.S. locations, all of which are administered in accordance with local laws. The most significant defined contribution plan is the Citigroup
401(k) Plan sponsored by the Company in the U.S.
Under the Citigroup 401(k) Plan, eligible U.S. employees received matching contributions of up to 6% of their eligible compensation for 2014 and 2013, subject to statutory limits. Additionally, for eligible employees whose eligible compensation is $100,000 or less, a fixed contribution of up to 2% of eligible compensation is provided. All Company contributions are invested according to participants’ individual elections. The pretax expense associated with this plan amounted to approximately $383 million, $394 million and $384 million in 2014, 2013 and 2012, respectively.